Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Current accounts	$ 146,611	$ 175,741
Time deposits (with original maturities of three months or less)	220,986	104,274
Ship management client accounts	14	119
Restricted cash	675	2,112
Total	368,286	$ 282,246	$ 367,269	$ 263,747
Time deposits under short-term cash deposits	$ 36,000